Common Stock and Stock-Based Awards (Tables)	12 Months Ended
Dec. 31, 2023
Subsidiary, Sale of Stock [Line Items]
Summary of Stock Option Activity

The following table summarizes the Company’s stock option activity for the year ended December 31, 2023:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
			(in years)
Outstanding as of December 31, 2022	14,940,034	$10.03	7.25	$11,608
Granted	2,508,553	5.44
Exercised	(260,640)	3.36
Forfeited	(2,343,835)	8.30
Outstanding as of December 31, 2023	14,844,112	$9.64	5.71	$—
Vested or expected to vest as of December 31, 2023	14,844,112	$9.64	5.66	$—
Options exercisable as of December 31, 2023	10,488,694	$10.09	4.61	$—

Summary of Restricted and Performance Stock Unit Activity	The table below summarizes the Company’s RSU and PSU activity for the year ended December 31, 2023:

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested restricted stock units as of December 31, 2022	1,549,540	$9.37
Granted	4,424,479	$4.14
Forfeited	(1,071,571)	$6.94
Vested	(1,524,644)	$7.22
Unvested restricted stock units as of December 31, 2023	3,377,804	$4.26

Summary of Stock Based Compensation Expense

The Company recorded stock-based compensation expense related to stock options and restricted stock units in the following expense categories of its consolidated statements of operations and comprehensive loss:

	Year Ended December 31,
	2023	2022
Research and development expenses	$19,341	$13,429
General and administrative expenses	14,760	12,053
	$34,101	$25,482

Employees Stock Option [Member]
Subsidiary, Sale of Stock [Line Items]
Summary of Estimated Fair Value of Employee Stock Options

The assumptions that the Company used to determine the fair value of the stock options granted to employees and directors were as follows, presented on a weighted average basis:

	Year Ended December 31,
	2023	2022
Risk-free interest rate	3.64%	1.67%
Expected term (in years)	6.0	6.0
Expected volatility	107.2%	104.0%
Expected dividend yield	0%	0%

Employee Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Summary of Estimated Fair Value of Employee Stock Options	The assumptions that the Company used to determine the fair value of rights to acquire common stock under the ESPP were as follows, presented on a weighted average basis:

	Year Ended December 31,
	2023	2022
Risk-free interest rate	5.01%	2.11%
Expected term (in years)	0.5	0.5
Expected volatility	79.1%	99.0%
Expected dividend yield	0%	0%